CONTINGENCIES AND COMMITMENTS - Disclosure of detailed information about commitments (Details) $ in Thousands	Aug. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 32,697
Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	32,369
1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	245
4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	83
More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease Obligations [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	282
Lease Obligations [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	120
Lease Obligations [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	162
Lease Obligations [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease Obligations [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Environmental Bonds [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	207
Environmental Bonds [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	41
Environmental Bonds [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	83
Environmental Bonds [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	83
Environmental Bonds [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Discovery Drilling [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	266
Discovery Drilling [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	266
Discovery Drilling [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Discovery Drilling [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Discovery Drilling [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Convertible Note [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	21,364
Convertible Note [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	21,364
Convertible Note [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Convertible Note [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Convertible Note [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	10,578
Sprott Facility [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	10,578
Sprott Facility [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	$ 0